U.S. SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549
                         FORM 24F-2
              Annual Notice of Securities Sold
                  Pursuant to Rule 24f-2


1.   Name and address of issuer:



          Calvert Cash Reserves
          4550 Montgomery Ave., Ste. 1000N
          Bethesda, MD   20814


2. Name of each series or class of funds for which this notice is filed:


          Institutional Prime Fund



3.   Investment Company Act File Number:


         811-3418



     Securities Act File Number:


         2-76527

4(a).   Last day of fiscal year for which this
        notice is filed:


         September 30, 1999
4(b).   Check box if this notice is being filed late
       (i.e., more
        than 90 days after the end of the issuer's fiscal year).

                                                         [    ]
        Note: if the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.

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                                    -2-

4(c).   Check box if this is the last time the issuer will
be filing this Form.

                                []

5.      Calculation of registration fee:

   (i). Aggregate sale price of secur-
        ities sold during the fiscal year
        pursuant to section 24(f):
                                   $6,210,134,817.00



  (ii). Aggregate price of securities
        redeemed or repurchased
        during the fiscal year:
                                   $6,052,001,761.00



 (iii). Aggregate price of securities
        redeemed or repurchased during any prior fiscal
        year ending no earlier than October 11, 1995 that
        were not previously used to reduce registration
        fees payable to the Commission:         $0
  (iv). Total available redemption credits
        [add Items 5(ii) and 5(iii)]:
                                  -$6,052,001,761.00
   (v). Net sales -- if Item 5(i) is
        greater than Item 5(iv)
        [subtract Item 5(iv) from Item 5(i)]:
                                   $158,133,056.00


  (vi). Redemption credits available for
        use in future years if Item 5(i) is
        less than Item 5(iv) [subtract Item
        5(iv) from Item 5(i)]:
                                   $0


 (vii). Multiplier for determining registration
        fee (See Instruction C.8):
                                    x   .000264


(viii). Registration fee due [multiply Item
        5(v) by Item 5(vii)] (enter "0" if
        no fee is due): =            $41,747.13

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                  -3-

6.    Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 243-2], then report the amount of securities
(number of shares or other units) deducted here:
_______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.






7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year

                                                     +$
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                     =$


9. Date of registration fee and any interest payment was sent to the Commission's lockbox depository: N/A




     Method of Delivery:
               [ X ]   Wire Transfer

               [   ]   Mail or other means













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                                    -4-





                                SIGNATURES




This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (signature and Title)* William M. Tartikoff
                        /s/ William M. Tartikoff
                        General Counsel





Date:  December 21, 1999

*Please print the name and title of the signing officer below the signature.